SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Shares underlying, outstanding	95,312	3,801	95,312	3,801	16,945,189	288,553
Convertible Preferred Stock [Member]
Shares underlying, outstanding	95,250	3,739	95,250	3,739	9,995,250	3,517
Convertible Debt [Member]
Shares underlying, outstanding					6,949,870	284,943
Warrant [Member]
Shares underlying, outstanding	53	53	53	53	53	65
Share-based Payment Arrangement, Option [Member]
Shares underlying, outstanding	9	9	9	9	16	28